Discontinued Operations - Additional Information (Detail) - CAD ($)	Sep. 15, 2017	Feb. 28, 2017
Discontinued Operations and Disposal Groups [Abstract]
Disposal of legacy beverage assets	$ 325,000	$ 26,195